Capital Stock (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Feb. 28, 2019	Nov. 30, 2018
Common shares, authorized	Unlimited	Unlimited
Common shares, issued	21,925,577	18,252,243
Common shares, outstanding	21,925,577	18,252,243
Odidi Holdco [Member]
Common shares, issued	578,131	578,131
Noncontrolling interest, ownership percentage by noncontrolling owners	2.60%	3.20%